Consolidated Income Statement € in Millions, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 EUR (€) € / shares shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 EUR (€) € / shares shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2017 EUR (€) € / shares shares
Operating revenues
Scheduled revenues		€ 5,261.1		€ 5,134.0		€ 4,868.2
Ancillary revenues		2,436.3		2,017.0		1,779.6
Total operating revenues		7,697.4		7,151.0		6,647.8
Operating expenses
Fuel and oil		(2,427.3)		(1,902.8)		(1,913.4)
Airport and handling charges		(1,061.5)		(938.6)		(864.8)
Staff costs		(984.0)		(738.5)		(633.0)
Route charges		(745.2)		(701.8)		(655.7)
Depreciation		(640.5)		(561.0)		(497.5)
Marketing, distribution and other		(547.3)		(410.4)		(322.3)
Maintenance, materials and repairs		(190.9)		(148.3)		(141.0)
Aircraft rentals		(83.9)		(82.3)		(86.1)
Total operating expenses		(6,680.6)		(5,483.7)		(5,113.8)
Operating profit		1,016.8		1,667.3		1,534.0
Finance expense		(59.1)		(60.1)		(67.2)
Finance income		3.7		2.0		4.2
Foreign exchange gain/(loss)		(3.5)		2.1		(0.7)
Gain on sale of associate		6.0
Share of associate losses		(15.8)
Total other income/(expenses)		(68.7)		(56.0)		(63.7)
Profit before tax		948.1		1,611.3		1,470.3
Tax expense on profit		(63.1)		(161.1)		(154.4)
Profit for the year - all attributable to equity holders of parent	$ 885.0	€ 885.0	$ 1,450.2	€ 1,450.2	$ 1,315.9	€ 1,315.9
Basic earnings per ordinary share (euro cent) | € / shares		€ 0.7739		€ 1.2151		€ 1.0530
Diluted earnings per ordinary share (euro cent) | € / shares		€ 0.7665		€ 1.2045		€ 1.0464
Number of weighted average ordinary shares (in Ms) | shares	1,143.6	1,143.6	1,193.5	1,193.5	1,249.7	1,249.7
Number of weighted average diluted shares (in Ms) | shares	1,154.6	1,154.6	1,204.0	1,204.0	1,257.5	1,257.5